SUMMARY OF ESTIMATED USEFUL LIVES OF FIXED ASSETS (Details)	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years